Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,303,483	$ 3,682,126
Less: allowance for credit losses	(124,935)	(395,796)
Accounts receivable, net	$ 3,178,548	$ 3,286,330